Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 401(k) Plan
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
PARAMOUNT GLOBAL 401(k) PLAN
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025
(Dollars in thousands)

	Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par, or maturity value	Cost (4)	Current Value
	Self-Directed Accounts (1)			$88,022

	Corporate Common Stock Funds
*	Paramount Skydance Corporation Class B Stock Fund	4,233,283 Shares		56,513
*	Fidelity Institutional Money Market Government Portfolio	Money Market Fund		103
	Total Corporate Common Stock Funds			56,616

	Registered Investment Companies
	Vanguard FTSE Social Index Fund	Passively Managed Fund		145,513
	Baird Core Plus Bond Inst	Actively Managed Fund		54,008
*	Fidelity Institutional Money Market Government Portfolio	Money Market Fund		19,929
	Total Registered Investment Companies			219,450

	Common / Collective Funds
	BlackRock S&P 500 Index Fund	Passively Managed Fund		1,613,758
	BlackRock Extended Equity Market Fund	Passively Managed Fund		326,968
	BlackRock - US Bond Index Fund	Passively Managed Fund		332,241
	Vanguard Institutional Total International Stock Market Index Trust	Passively Managed Fund		374,530
	BlackRock LifePath Retirement Fund	Target Retirement Date Fund		203,600
	BlackRock LifePath 2030 Fund	Target Retirement Date Fund		165,424
	BlackRock LifePath 2035 Fund	Target Retirement Date Fund		245,155
	BlackRock LifePath 2040 Fund	Target Retirement Date Fund		360,645
	BlackRock LifePath 2045 Fund	Target Retirement Date Fund		378,793
	BlackRock LifePath 2050 Fund	Target Retirement Date Fund		395,053
	BlackRock LifePath 2055 Fund	Target Retirement Date Fund		274,675
	BlackRock LifePath 2060 Fund	Target Retirement Date Fund		141,749
	BlackRock LifePath 2065 Fund	Target Retirement Date Fund		32,445
	Wasatch Core Growth CIT Class A	Small Cap US Equity Fund		48,960
	Cramer Rosenthal McGlynn Small /Mid Cap Fund	Small Cap US Equity Fund		30,461
	Mawer International Equity Collective Fund	International Equity Fund		32,956
	GQG Partners International Equity Fund	International Equity Fund		32,896
	INVESCO International Growth Fund	International Equity Fund		32,974
	Pzena International Value All Country (Ex US) Fund	International Equity Fund		32,932
	Total Common Collective Funds			5,056,215

	Separately Managed Accounts
	Sanders Capital (2)	Large Cap US Equity Fund		154,482
	Wellington Management Company (2)	Large Cap US Equity Fund		155,234
	Sustainable Growth Advisors (2)	Large Cap US Equity Fund		152,206
	Dodge & Cox (1) (2)	Large Cap US Equity Fund		155,495
	Snyder Capital Management (2)	Small Cap US Equity Fund		41,339
*	State Street Bank Government STIF Fund	Short - Term Investment Fund		12,397
	Total Separately Managed Accounts			671,153

	Synthetic Guaranteed Investment Contracts
	Voya: 60548	Evergreen & Rate of Interest 3.11%		53,773
	Lincoln National Life Insurance Company: BVW0024G	Evergreen & Rate of Interest 2.67%		180,954
	Prudential Insurance Company of America: GA-64465	Evergreen & Rate of Interest 2.91%		155,266
	Met Tower Life: 39871	Evergreen & Rate of Interest 2.70%		225,945
	Total Synthetic Guaranteed Investment Contracts			615,938
*	Notes receivable from participants (3)	Interest rates ranging from 4.25% to 9.50%		32,471

	Total investments and notes receivable from participants			$6,739,865

*	Identified as a party-in-interest to the Plan.
(1)	Includes $15 million of investments identified as party-in-interest transactions to the Plan.
(2)	Refer to Attachment A for listing of assets relating to these accounts.
(3)	Does not include participant loans deemed distributed.
(4)	There are no non-participant directed investments.

Identity of Issuer	Description	Cost	Current Value
ALPHABET INC CL C	COMMON STOCK		$11,399
AMAZON.COM INC	COMMON STOCK		9,016
AMERICAN EXPRESS CO	COMMON STOCK		773
ANALOG DEVICES INC	COMMON STOCK		958
APPLE INC	COMMON STOCK		15,569
ARISTA NETWORKS INC	COMMON STOCK		1,672
ARM HOLDINGS LTD	COMMON STOCK		85
AXON ENTERPRISE INC	COMMON STOCK		1,328
BROADCOM INC	COMMON STOCK		8,771
CADENCE DESIGN SYSTEMS INC	COMMON STOCK		1,224
CORPAY INC	COMMON STOCK		468
DOORDASH INC	COMMON STOCK		1,921
META PLATFORMS INC CL A	COMMON STOCK		4,808
FASTENAL CO	COMMON STOCK		1,245
FIGMA INC-CL A	COMMON STOCK		393
GE VERNOVA INC	COMMON STOCK		471
GE AEROSPACE	COMMON STOCK		2,727
GOLDMAN SACHS GROUP INC	COMMON STOCK		1,170
HILTON WORLDWIDE HOLDINGS INC	COMMON STOCK		1,351
HOME DEPOT INC	COMMON STOCK		1,469
HUBSPOT INC	COMMON STOCK		800
IDEXX LABS INC	COMMON STOCK		1,345
INTUIT INC	COMMON STOCK		978
INTUITIVE SURGICAL INC	COMMON STOCK		1,548
KKR & CO INC	COMMON STOCK		1,512
ELI LILLY & CO	COMMON STOCK		6,438
MSCI INC	COMMON STOCK		710
MASTERCARD INC CL A	COMMON STOCK		4,449
MICROSOFT CORP	COMMON STOCK		17,512
MONOLITHIC POWER SYS INC	COMMON STOCK		751
NASDAQ INC	COMMON STOCK		1,160
NATERA INC	COMMON STOCK		927
NETFLIX INC	COMMON STOCK		2,660
NVIDIA CORP	COMMON STOCK		21,568
PALANTIR TECHNOLOGIES INC	COMMON STOCK		97
S&P GLOBAL INC	COMMON STOCK		1,178
SERVICENOW INC	COMMON STOCK		1,120
STRYKER CORP	COMMON STOCK		2,235
TJX COMPANIES INC NEW	COMMON STOCK		885
TAIWAN SEMIC MFG CO LTD SP ADR	COMMON STOCK		1,649
TESLA INC	COMMON STOCK		3,871
THERMO FISHER SCIENTIFIC INC	COMMON STOCK		1,151
TRADEWEB MARKETS INC A	COMMON STOCK		1,166
TRANSUNION	COMMON STOCK		1,081
UBER TECHNOLOGIES INC	COMMON STOCK		1,489
UNITY SOFTWARE INC	COMMON STOCK		1,015
VISA INC CL A	COMMON STOCK		1,112
WELLTOWER INC	COMMON STOCK		2,458
ASML HLDG NV (NY REG SHS) NEW YORK REGISTERED SHAR	COMMON STOCK		1,670
SPOTIFY TECHNOLOGY SA	COMMON STOCK		1,001
SHOPIFY INC CL A	COMMON STOCK		1,035
WASTE CONNECTIONS INC	COMMON STOCK		1,849
NET PAYABLES			(4)
	WELLINGTON MANAGEMENT CO		$155,234

	Identity of Issuer	Description	Cost	Current Value
	ADOBE INC	COMMON STOCK		$770
	AEGON LTD (NY REGD) NEW YORK REGISTERED SHARES	COMMON STOCK		593
	AIR PRODUCTS & CHEMICALS INC	COMMON STOCK		2,026
	ALNYLAM PHARMACEUTICALS INC	COMMON STOCK		587
	ALPHABET INC CL C	COMMON STOCK		2,416
	ALPHABET INC CL A	COMMON STOCK		4,257
	AMAZON.COM INC	COMMON STOCK		3,647
	AMERICAN ELECTRIC POWER CO INC	COMMON STOCK		830
	ANHEUSER-BUSCH INBEV SPN ADR	COMMON STOCK		2,081
	ARCHER DANIELS MIDLAND CO	COMMON STOCK		862
	AVANTOR INC	COMMON STOCK		1,094
	BAKER HUGHES CO	COMMON STOCK		1,803
	BANK OF NEW YORK MELLON CORP	COMMON STOCK		2,879
	BAXTER INTL INC	COMMON STOCK		1,032
	BIOMARIN PHARMACEUTICAL INC	COMMON STOCK		850
	THE BOOKING HOLDINGS INC	COMMON STOCK		2,490
	BRISTOL-MYERS SQUIBB CO	COMMON STOCK		329
	CIGNA GROUP (THE)	COMMON STOCK		2,711
	CVS HEALTH CORP	COMMON STOCK		4,365
	CAPITAL ONE FINANCIAL CORP	COMMON STOCK		2,084
	CARRIER GLOBAL CORP	COMMON STOCK		824
	CELANESE CORP	COMMON STOCK		600
	CHARTER COMMUNICATIONS INC A	COMMON STOCK		2,703
	COGNIZANT TECH SOLUTIONS CL A	COMMON STOCK		1,270
	COMCAST CORP CL A	COMMON STOCK		3,070
	CONOCOPHILLIPS	COMMON STOCK		889
	DOMINION ENERGY INC	COMMON STOCK		1,207
	ELANCO ANIMAL HEALTH INC	COMMON STOCK		1,650
	META PLATFORMS INC CL A	COMMON STOCK		3,069
	FEDEX CORP	COMMON STOCK		4,094
	FIDELITY NATL INFORM SVCS INC	COMMON STOCK		2,938
	FIRST CITIZENS BANCSHARES INC CL A	COMMON STOCK		215
	FISERV INC	COMMON STOCK		2,808
	FORTIVE CORP	COMMON STOCK		2,584
	FOX CORP CL A	COMMON STOCK		460
	FOX CORPORATION B	COMMON STOCK		868
	GE HEALTHCARE TECHNOLOGIES INC WI	COMMON STOCK		2,264
	ARTHUR J GALLAGHAR AND CO	COMMON STOCK		155
	GAMING AND LEISURE PROPRTI INC	COMMON STOCK		642
	GE AEROSPACE	COMMON STOCK		1,388
	GILEAD SCIENCES INC	COMMON STOCK		3,118
	GSK PLC SPONS ADR	COMMON STOCK		3,276
	GOLDMAN SACHS GROUP INC	COMMON STOCK		1,362
	HP INC	COMMON STOCK		781
	HALEON PLC SPONS ADR	COMMON STOCK		1,428
	HUMANA INC	COMMON STOCK		2,622
	IDEX CORPORATION	COMMON STOCK		303
	INCYTE CORP	COMMON STOCK		1,175
	INTERNATIONAL FLAVORS & FRAGRA	COMMON STOCK		1,661
	LPL FINL HLDGS INC	COMMON STOCK		1,286
	METLIFE INC	COMMON STOCK		3,971
	MICROSOFT CORP	COMMON STOCK		3,772
	MICROCHIP TECHNOLOGY	COMMON STOCK		338
	MOLSON COORS BEVERAGE CO B	COMMON STOCK		887
	NEUROCRINE BIOSCIENCES INC	COMMON STOCK		780
	NEWS CORP NEW CL A	COMMON STOCK		337
	NORFOLK SOUTHERN CORP	COMMON STOCK		3,089
	NOVARTIS AG SPON ADR	COMMON STOCK		1,268
	OCCIDENTAL PETROLEUM CORP	COMMON STOCK		3,036
	RALLIANT CORP	COMMON STOCK		484
	RTX CORP	COMMON STOCK		6,584
	REGENERON PHARMACEUTICALS INC	COMMON STOCK		3,068
	ROCHE HOLDING LTD SPON ADR	COMMON STOCK		1,124
	SBA COMMUNICATIONS CORP	COMMON STOCK		1,973
	SANOFI SPON ADR	COMMON STOCK		2,690
	SCHWAB CHARLES CORP	COMMON STOCK		6,864
	SUN COMMUNITIES INC - REIT	COMMON STOCK		1,812
	T-MOBILE US INC	COMMON STOCK		1,239
	TELEDYNE TECHNOLOGIES INC	COMMON STOCK		894
	TRANSUNION	COMMON STOCK		755
	UNITEDHEALTH GROUP INC	COMMON STOCK		2,707
	VF CORP	COMMON STOCK		665
	WELLS FARGO & CO	COMMON STOCK		2,824
	ZIMMER BIOMET HLDGS INC	COMMON STOCK		1,911
	LYONDELLBASELL INDS CLASS A	COMMON STOCK		641
	WILLIS TOWERS WATSON PLC	COMMON STOCK		1,450
	AON PLC	COMMON STOCK		1,694
	BROOKFIELD CORP CL A	COMMON STOCK		1,216
	TE CONNECTIVITY PLC	COMMON STOCK		2,457
	MEDTRONIC PLC	COMMON STOCK		745
	JOHNSON CONTROLS INTERNATIONAL PLC	COMMON STOCK		5,215
*	STATE STREET CORP	COMMON STOCK		593
	NET PAYABLES			(4)
		DODGE & COX		$155,495

	Identity of Issuer	Description	Cost	Current Value
	ABBOTT LABORATORIES	COMMON STOCK		$1,658
	ABBVIE INC	COMMON STOCK		1,794
	ALPHABET INC CL C	COMMON STOCK		11,858
	AMAZON.COM INC	COMMON STOCK		5,968
	ELEVANCE HEALTH INC	COMMON STOCK		3,414
	APPLE INC	COMMON STOCK		5,498
	APPLIED MATERIALS INC	COMMON STOCK		3,007
	ASTRAZENECA PLC SPONS ADR	COMMON STOCK		1,635
	BNPSA	COMMON STOCK		1,331
	BANK OF AMERICA CORPORATION	COMMON STOCK		5,070
	THE BOOKING HOLDINGS INC	COMMON STOCK		2,785
	CIGNA GROUP (THE)	COMMON STOCK		4,054
	CME GROUP INC CL A	COMMON STOCK		1,535
	DELTA AIR INC	COMMON STOCK		3,110
	ESSILORLUXOTTICA ADR	COMMON STOCK		494
	META PLATFORMS INC CL A	COMMON STOCK		8,968
	FISERV INC	COMMON STOCK		284
	GENERAL DYNAMICS CORPORATION	COMMON STOCK		3,273
	HCA HEALTHCARE INC	COMMON STOCK		8,413
	ING GROEP NV SPON ADR	COMMON STOCK		1,601
	JPMORGAN CHASE & CO	COMMON STOCK		4,032
	LOCKHEED MARTIN CORP	COMMON STOCK		1,123
	MASTERCARD INC CL A	COMMON STOCK		1,673
	MICROSOFT CORP	COMMON STOCK		9,426
	NATWEST GROUP PLC SPON ADR	COMMON STOCK		1,459
	NESTLE SA REG ADR	COMMON STOCK		1,247
	NORTHROP GRUMMAN CORP	COMMON STOCK		3,974
	PEPSICO INC	COMMON STOCK		2,208
	PROCTER & GAMBLE CO	COMMON STOCK		2,021
	RTX CORP	COMMON STOCK		4,231
	ROCHE HOLDING LTD SPON ADR	COMMON STOCK		2,533
*	State Street SPDR S&P 500 ETF	COMMON STOCK		1,594
	SALESFORCE INC	COMMON STOCK		3,290
	SIEMENS AG SPON ADR	COMMON STOCK		553
	SUMITOMO MITSUI FINL GRP ADR	COMMON STOCK		112
	SYNCHRONY FINANCIAL	COMMON STOCK		1,418
	TAIWAN SEMIC MFG CO LTD SP ADR	COMMON STOCK		11,967
	TRIP.COM GROUP LTD ADR	COMMON STOCK		217
	TRUIST FINL CORP	COMMON STOCK		1,785
	ULTA BEAUTY INC	COMMON STOCK		980
	UNILEVER PLC SPONS ADR	COMMON STOCK		1,689
	UNITED AIRLINES HOLDINGS INC	COMMON STOCK		2,336
	UNITEDHEALTH GROUP INC	COMMON STOCK		3,094
	VISA INC CL A	COMMON STOCK		1,904
	ACCENTURE PLC CL A	COMMON STOCK		3,062
	SEAGATE TECHNOLOGY HOLDINGS PLC	COMMON STOCK		10,808
	NET PAYABLES			(4)
		SANDERS CAPITAL		$154,482

	Identity of Issuer	Description	Cost	Current Value
	ALPHABET INC CL C	COMMON STOCK		$6,713
	AMAZON.COM INC	COMMON STOCK		11,574
	AMERICAN EXPRESS CO	COMMON STOCK		3,843
	APPLE INC	COMMON STOCK		5,435
	ARM HOLDINGS LTD	COMMON STOCK		3,017
	BROADCOM INC	COMMON STOCK		2,275
	CHIPOTLE MEXICAN GRILL INC	COMMON STOCK		4,478
	COOPER COMPANIES INC	COMMON STOCK		4,529
	DANAHER CORP	COMMON STOCK		3,334
	ECOLAB INC	COMMON STOCK		2,855
	META PLATFORMS INC CL A	COMMON STOCK		6,036
	GARTNER INC	COMMON STOCK		3,334
	WW GRAINGER INC	COMMON STOCK		4,002
	INTUIT INC	COMMON STOCK		6,386
	MICROSOFT CORP	COMMON STOCK		11,270
	NETFLIX INC	COMMON STOCK		3,030
	NIKE INC CL B	COMMON STOCK		2,966
	NVIDIA CORP	COMMON STOCK		11,914
	S&P GLOBAL INC	COMMON STOCK		5,462
	SALESFORCE INC	COMMON STOCK		6,027
	SERVICENOW INC	COMMON STOCK		2,721
	SYNOPSYS INC	COMMON STOCK		5,428
	UNITEDHEALTH GROUP INC	COMMON STOCK		5,317
	VISA INC CL A	COMMON STOCK		7,060
	WASTE MANAGEMENT INC	COMMON STOCK		6,913
	YUM BRANDS INC	COMMON STOCK		6,185
*	AON PLC	COMMON STOCK		4,488
	CANADIAN PACIFIC KANSAS CITY LTD	COMMON STOCK		5,618
	NET PAYABLES			(4)
		SUSTAINABLE GROWTH ADVISORS		$152,206

Identity of Issuer	Description	Cost	Current Value
API GROUP CORP	COMMON STOCK		$1,758
ADVANCED ENERGY INDUSTRIES INC	COMMON STOCK		1,323
AGILYSYS INC	COMMON STOCK		592
BWX TECHNOLOGIES INC	COMMON STOCK		1,647
BRINKS CO	COMMON STOCK		739
BRIXMOR PPTY GROUP INC	COMMON STOCK		884
CCC INTELLIGENT SOLUTIONS HOLD CL A	COMMON STOCK		544
CABOT CORP	COMMON STOCK		758
CACI INTERNATIONAL INC	COMMON STOCK		1,715
CLEAN HARBORS INC	COMMON STOCK		1,905
COHERENT CORP	COMMON STOCK		2,092
COLUMBIA BANKING SYSTEMS INC	COMMON STOCK		374
CAE INC	COMMON STOCK		1,848
CRANE NXT CO	COMMON STOCK		344
DOLBY LABORATORIES INC CL A	COMMON STOCK		1,010
DORMAN PRODUCTS INC	COMMON STOCK		255
ENTEGRIS INC	COMMON STOCK		1,466
GLACIER BANCORP INC	COMMON STOCK		829
GRACO INC	COMMON STOCK		811
HALOZYME THERAPEUTICS INC	COMMON STOCK		1,296
HEICO CORP CL A	COMMON STOCK		235
IDEX CORPORATION	COMMON STOCK		918
INGREDION INC	COMMON STOCK		1,017
KBR INC	COMMON STOCK		1,059
MCGRATH RENTCORP	COMMON STOCK		964
MERCURY SYSTEMS INC	COMMON STOCK		1,068
MINERALS TECHNOLOGIES INC	COMMON STOCK		643
PDF SOLUTIONS INC	COMMON STOCK		534
POWER INTEGRATIONS INC	COMMON STOCK		789
PROSPERITY BANCSHARES INC	COMMON STOCK		910
RLI CORP	COMMON STOCK		478
RBC BEARINGS INC	COMMON STOCK		1,575
SENSIENT TECHNOLOGIES CORP	COMMON STOCK		1,278
SIMPSON MANUFACTURING CO	COMMON STOCK		950
UGI CORP NEW	COMMON STOCK		1,384
UNITED COMMUNITY BANKS GA	COMMON STOCK		1,006
VALVOLINE INC	COMMON STOCK		1,054
VERRA MOBILITY CORP	COMMON STOCK		1,079
WEX INC	COMMON STOCK		434
WOODWARD INC	COMMON STOCK		1,804
NET PAYABLES			(30)
	SNYDER CAPITAL MANAGEMENT		$41,339